Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
Subsequent Event	25. Subsequent Event In January 2018, the Board of Directors declared a dividend of $0.22 per share to shareholders of record on February 15, 2018, payable on March 1, 2018.